INCOME TAXES (Details 2) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Deferred income tax assets, net	$ 160,710	$ 150,455
Property and Equipment
Statement [Line Items]
Deferred income tax assets, net	1,330	1,057
Non-capital Loss Carryforwards
Statement [Line Items]
Deferred income tax assets, net	55,676	51,574
Investment in Treasury Metals
Statement [Line Items]
Deferred income tax assets, net	32,731	30,408
Investment in PC Gold
Statement [Line Items]
Deferred income tax assets, net	14,473	14,428
Investment in Big Ridge
Statement [Line Items]
Deferred income tax assets, net	2,954	2,241
Silver Stream Derivative Liability
Statement [Line Items]
Deferred income tax assets, net	17,109	9,985
Investment Tax Credits
Statement [Line Items]
Deferred income tax assets, net	5,209	5,209
Undeducted Financing Costs
Statement [Line Items]
Deferred income tax assets, net	1,049	217
Capital Loss Carryforwards
Statement [Line Items]
Deferred income tax assets, net	28,144	31,820
Mineral Properties [Member]
Statement [Line Items]
Deferred income tax assets, net	41	1,997
Other
Statement [Line Items]
Deferred income tax assets, net	$ 1,994	$ 1,519